PARENT COMPANY FINANCIAL INFORMATION - Schedule of Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and cash equivalents	$ 6,347	$ 8,716	$ 5,030	$ 14,033
Investment in LLCs	16,499	17,222
Other assets	13,362	18,266
Total assets	1,144,155	1,240,826	1,253,584
Liabilities
Subordinated debentures	25,774	25,774
Total liabilities	948,638	1,069,323
Stockholders' equity
Common stock	1,479	1,479
Additional paid-in capital	16,613	16,657
Retained earnings	217,143	189,516
Treasury stock	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	(1,300)	2,269
Total stockholders' equity	195,517	171,503	150,378	167,762
Total liabilities and stockholders' equity	1,144,155	1,240,826
Parent Company [Member]
ASSETS
Cash and cash equivalents	1,977	1,567	1,755	2,060
Investment in subsidiary	200,220	175,352
Investment in LLCs	16,499	17,222
Investment in NASB Trust Preferred I	774	774
Income taxes receivable	1,658	1,752
Other assets	892	835
Total assets	222,020	197,502
Liabilities
Subordinated debentures	25,774	25,774
Accrued interest payable	729	225
Total liabilities	26,503	25,999
Stockholders' equity
Common stock	1,479	1,479
Additional paid-in capital	16,613	16,657
Retained earnings	217,143	189,516
Treasury stock	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	(1,300)	2,269
Total stockholders' equity	195,517	171,503
Total liabilities and stockholders' equity	$ 222,020	$ 197,502